Capital - Summary of Share Warrants and Employee Warrants (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	3,258,972
Number of options/warrants/ shares granted	1,477,350
Number of options/warrants/ shares vested/ exercised	18,000
Number of options/warrants/ shares voided	849,375
Number of options/warrants/ shares outstanding as of 12/31/2019	3,868.947
Maximum of shares to be issued	3,976,271
Number of options/warrants/ shares exercisable as of 12/31/2019	1,143,194
6/24/2011 [member] | BCE [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,166
Number of options/warrants/ shares outstanding as of 12/31/2019	7,166
Maximum of shares to be issued	107,490
Number of options/warrants/ shares exercisable as of 12/31/2019	107,490
Subscription price | $ / shares	$ 5.13
6/24/2011 [member] | BSA2010 [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	500
Number of options/warrants/ shares outstanding as of 12/31/2019	500
Maximum of shares to be issued	7,500
Number of options/warrants/ shares exercisable as of 12/31/2019	7,500
Subscription price | $ / shares	$ 5.13
9/25/2012 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	5,000
Number of options/warrants/ shares outstanding as of 12/31/2019	5,000
Maximum of shares to be issued	5,000
Number of options/warrants/ shares exercisable as of 12/31/2019	5,000
Subscription price | $ / shares	$ 8.59
7/25/2013 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,000
Number of options/warrants/ shares outstanding as of 12/31/2019	7,000
Maximum of shares to be issued	7,000
Number of options/warrants/ shares exercisable as of 12/31/2019	7,000
Subscription price | $ / shares	$ 8.10
9/18/2013 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	203,000
Number of options/warrants/ shares outstanding as of 12/31/2019	203,000
Maximum of shares to be issued	203,000
Number of options/warrants/ shares exercisable as of 12/31/2019	203,000
Subscription price | $ / shares	$ 7.57
6/3/2014 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	40,000
Number of options/warrants/ shares voided	40,000
Subscription price | $ / shares	$ 19.01
3/24/2015 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	10,000
Number of options/warrants/ shares outstanding as of 12/31/2019	10,000
Maximum of shares to be issued	10,000
Number of options/warrants/ shares exercisable as of 12/31/2019	10,000
Subscription price | $ / shares	$ 43.00
6/23/2015 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	120,000
Number of options/warrants/ shares outstanding as of 12/31/2019	120,000
Maximum of shares to be issued	120,000
Number of options/warrants/ shares exercisable as of 12/31/2019	120,000
Subscription price | $ / shares	$ 48.90
11/19/2015 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	15,000
Number of options/warrants/ shares outstanding as of 12/31/2019	15,000
Maximum of shares to be issued	15,000
Number of options/warrants/ shares exercisable as of 12/31/2019	15,000
Subscription price | $ / shares	$ 66.06
11/19/2015 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	170,000
Number of options/warrants/ shares voided	170,000
Subscription price | $ / shares	$ 66.06
12/15/2015 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	73,500
Number of options/warrants/ shares outstanding as of 12/31/2019	73,500
Maximum of shares to be issued	73,500
Number of options/warrants/ shares exercisable as of 12/31/2019	73,500
Subscription price | $ / shares	$ 64.14
1/4/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	75,000
Number of options/warrants/ shares outstanding as of 12/31/2019	75,000
Maximum of shares to be issued	75,000
Number of options/warrants/ shares exercisable as of 12/31/2019	56,250
Subscription price | $ / shares	$ 65.68
4/21/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	22,000
Number of options/warrants/ shares outstanding as of 12/31/2019	22,000
Maximum of shares to be issued	22,000
Number of options/warrants/ shares exercisable as of 12/31/2019	16,500
Subscription price | $ / shares	$ 62.82
6/21/2016 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	20,000
Number of options/warrants/ shares outstanding as of 12/31/2019	20,000
Maximum of shares to be issued	20,000
Number of options/warrants/ shares exercisable as of 12/31/2019	20,000
Subscription price | $ / shares	$ 52.97
6/21/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	87,500
Number of options/warrants/ shares voided	50,000
Number of options/warrants/ shares outstanding as of 12/31/2019	37,500
Maximum of shares to be issued	37,500
Number of options/warrants/ shares exercisable as of 12/31/2019	32,813
Subscription price | $ / shares	$ 53.96
8/1/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	10,000
Number of options/warrants/ shares outstanding as of 12/31/2019	10,000
Maximum of shares to be issued	10,000
Number of options/warrants/ shares exercisable as of 12/31/2019	7,500
Subscription price | $ / shares	$ 62.24
9/15/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	9,300
Number of options/warrants/ shares outstanding as of 12/31/2019	9,300
Maximum of shares to be issued	9,300
Number of options/warrants/ shares exercisable as of 12/31/2019	6,975
Subscription price | $ / shares	$ 62.80
10/17/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	9,300
Number of options/warrants/ shares outstanding as of 12/31/2019	9,300
Maximum of shares to be issued	9,300
Number of options/warrants/ shares exercisable as of 12/31/2019	6,975
Subscription price | $ / shares	$ 64.39
11/15/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	8,300
Number of options/warrants/ shares outstanding as of 12/31/2019	8,300
Maximum of shares to be issued	8,300
Number of options/warrants/ shares exercisable as of 12/31/2019	6,225
Subscription price | $ / shares	$ 68.33
12/9/2016 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	34,008
Number of options/warrants/ shares outstanding as of 12/31/2019	34,008
Maximum of shares to be issued	34,008
Number of options/warrants/ shares exercisable as of 12/31/2019	34,008
Subscription price | $ / shares	$ 69.75
12/9/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	51,995
Number of options/warrants/ shares voided	9,050
Number of options/warrants/ shares outstanding as of 12/31/2019	42,945
Maximum of shares to be issued	42,945
Number of options/warrants/ shares exercisable as of 12/31/2019	32,209
Subscription price | $ / shares	$ 69.75
9/17/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	80,900
Number of options/warrants/ shares voided	36,425
Number of options/warrants/ shares outstanding as of 12/31/2019	44,475
Maximum of shares to be issued	44,475
Subscription price | $ / shares	$ 40.94
10/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	76,700
Number of options/warrants/ shares voided	5,400
Number of options/warrants/ shares outstanding as of 12/31/2019	71,300
Maximum of shares to be issued	71,300
Subscription price | $ / shares	$ 37.28
11/1/2018 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	46,500
Number of options/warrants/ shares voided	2,500
Number of options/warrants/ shares outstanding as of 12/31/2019	44,000
Maximum of shares to be issued	44,000
11/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	26,000
Number of options/warrants/ shares voided	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	18,800
Maximum of shares to be issued	18,800
Subscription price | $ / shares	$ 32.57
11/29/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	350,000
Number of options/warrants/ shares outstanding as of 12/31/2019	350,000
Maximum of shares to be issued	350,000
Subscription price | $ / shares	$ 30.02
12/12/2018 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	19,250
Number of options/warrants/ shares voided	4,250
Number of options/warrants/ shares outstanding as of 12/31/2019	15,000
Maximum of shares to be issued	15,000
12/12/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	34,000
Number of options/warrants/ shares outstanding as of 12/31/2019	34,000
Maximum of shares to be issued	34,000
Subscription price | $ / shares	$ 27.96
12/17/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	7,200
Maximum of shares to be issued	7,200
Subscription price | $ / shares	$ 26.76
12/15/2016 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	1,100
Number of options/warrants/ shares outstanding as of 12/31/2019	1,100
Maximum of shares to be issued	1,100
Number of options/warrants/ shares exercisable as of 12/31/2019	825
Subscription price | $ / shares	$ 69.35
1/16/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	19,100
Number of options/warrants/ shares voided	19,100
Subscription price | $ / shares	$ 66.11
3/14/2017 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	17,000
Number of options/warrants/ shares vested/ exercised	6,000
Number of options/warrants/ shares voided	5,000
Number of options/warrants/ shares outstanding as of 12/31/2019	6,000
Maximum of shares to be issued	6,000
3/15/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,200
Number of options/warrants/ shares voided	7,200
Subscription price | $ / shares	$ 66.25
4/18/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	7,200
Maximum of shares to be issued	7,200
Number of options/warrants/ shares exercisable as of 12/31/2019	4,500
Subscription price | $ / shares	$ 60.77
4/20/2017 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	24,000
Number of options/warrants/ shares vested/ exercised	12,000
Number of options/warrants/ shares voided	4,000
Number of options/warrants/ shares outstanding as of 12/31/2019	8,000
Maximum of shares to be issued	8,000
6/15/2017 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	9,000
Number of options/warrants/ shares outstanding as of 12/31/2019	9,000
Maximum of shares to be issued	9,000
Number of options/warrants/ shares exercisable as of 12/31/2019	9,000
Subscription price | $ / shares	$ 59.05
6/15/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	91,000
Number of options/warrants/ shares voided	30,000
Number of options/warrants/ shares outstanding as of 12/31/2019	61,000
Maximum of shares to be issued	61,000
Number of options/warrants/ shares exercisable as of 12/31/2019	38,125
Subscription price | $ / shares	$ 60.54
6/15/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	111,600
Number of options/warrants/ shares voided	55,000
Number of options/warrants/ shares outstanding as of 12/31/2019	56,600
Maximum of shares to be issued	56,600
Number of options/warrants/ shares exercisable as of 12/31/2019	41,000
Subscription price | $ / shares	$ 59.05
7/17/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	7,200
Maximum of shares to be issued	7,200
Number of options/warrants/ shares exercisable as of 12/31/2019	3,600
Subscription price | $ / shares	$ 71.61
9/15/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	45,400
Number of options/warrants/ shares outstanding as of 12/31/2019	45,400
Maximum of shares to be issued	45,400
Number of options/warrants/ shares exercisable as of 12/31/2019	22,700
Subscription price | $ / shares	$ 74.22
12/5/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	540,075
Number of options/warrants/ shares voided	204,050
Number of options/warrants/ shares outstanding as of 12/31/2019	336,025
Maximum of shares to be issued	336,025
Number of options/warrants/ shares exercisable as of 12/31/2019	183,013
Subscription price | $ / shares	$ 39.00
12/15/2017 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	8,300
Number of options/warrants/ shares outstanding as of 12/31/2019	8,300
Maximum of shares to be issued	8,300
Number of options/warrants/ shares exercisable as of 12/31/2019	4,150
Subscription price | $ / shares	$ 38.18
1/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	8,300
Number of options/warrants/ shares outstanding as of 12/31/2019	8,300
Maximum of shares to be issued	8,300
Number of options/warrants/ shares exercisable as of 12/31/2019	3,113
Subscription price | $ / shares	$ 43.60
4/16/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	16,500
Number of options/warrants/ shares outstanding as of 12/31/2019	16,500
Maximum of shares to be issued	16,500
Number of options/warrants/ shares exercisable as of 12/31/2019	6,188
Subscription price | $ / shares	$ 38.64
7/2/2018 [member] | BSA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	44,000
Number of options/warrants/ shares outstanding as of 12/31/2019	44,000
Maximum of shares to be issued	44,000
Number of options/warrants/ shares exercisable as of 12/31/2019	44,000
Subscription price | $ / shares	$ 37.24
5/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	16,500
Number of options/warrants/ shares outstanding as of 12/31/2019	16,500
Maximum of shares to be issued	16,500
Number of options/warrants/ shares exercisable as of 12/31/2019	6,188
Subscription price | $ / shares	$ 40.84
6/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	23,600
Number of options/warrants/ shares outstanding as of 12/31/2019	23,600
Maximum of shares to be issued	23,600
Number of options/warrants/ shares exercisable as of 12/31/2019	8,850
Subscription price | $ / shares	$ 38.92
6/22/2018 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	465,028
Number of options/warrants/ shares voided	64,100
Number of options/warrants/ shares outstanding as of 12/31/2019	400,928
Maximum of shares to be issued	400,928
6/22/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	50,000
Number of options/warrants/ shares outstanding as of 12/31/2019	50,000
Maximum of shares to be issued	50,000
Subscription price | $ / shares	$ 37.22
7/16/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	28,800
Number of options/warrants/ shares outstanding as of 12/31/2019	28,800
Maximum of shares to be issued	28,800
Subscription price | $ / shares	$ 33.81
8/15/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	33,500
Number of options/warrants/ shares voided	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	26,300
Maximum of shares to be issued	26,300
Subscription price | $ / shares	$ 32.90
9/6/2018 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	450
Number of options/warrants/ shares outstanding as of 12/31/2019	450
Maximum of shares to be issued	450
9/6/2018 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares outstanding as of 01/01/2019	65,000
Number of options/warrants/ shares outstanding as of 12/31/2019	65,000
Maximum of shares to be issued	65,000
Subscription price | $ / shares	$ 36.96
1/15/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	9,500
Number of options/warrants/ shares voided	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	2,300
Maximum of shares to be issued	2,300
Subscription price | $ / shares	$ 15.61
3/20/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	547,100
Number of options/warrants/ shares voided	52,300
Number of options/warrants/ shares outstanding as of 12/31/2019	494,800
Maximum of shares to be issued	494,800
Subscription price | $ / shares	$ 14.58
5/10/2019 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	100,000
Number of options/warrants/ shares voided	20,000
Number of options/warrants/ shares outstanding as of 12/31/2019	80,000
Maximum of shares to be issued	80,000
5/15/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	7,200
Maximum of shares to be issued	7,200
Subscription price | $ / shares	$ 16.82
5/24/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	150,000
Number of options/warrants/ shares outstanding as of 12/31/2019	150,000
Maximum of shares to be issued	150,000
Subscription price | $ / shares	$ 16.99
6/17/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	7,200
Number of options/warrants/ shares outstanding as of 12/31/2019	7,200
Maximum of shares to be issued	7,200
Subscription price | $ / shares	$ 16.38
7/1/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	403,400
Number of options/warrants/ shares voided	49,400
Number of options/warrants/ shares outstanding as of 12/31/2019	354,000
Maximum of shares to be issued	354,000
Subscription price | $ / shares	$ 15.43
7/22/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	75,000
Number of options/warrants/ shares outstanding as of 12/31/2019	75,000
Maximum of shares to be issued	75,000
Subscription price | $ / shares	$ 17.90
7/31/2019 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	23,750
Number of options/warrants/ shares outstanding as of 12/31/2019	23,750
Maximum of shares to be issued	23,750
9/16/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	34,000
Number of options/warrants/ shares outstanding as of 12/31/2019	34,000
Maximum of shares to be issued	34,000
Subscription price | $ / shares	$ 18.00
10/11/2019 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	40,000
Number of options/warrants/ shares outstanding as of 12/31/2019	40,000
Maximum of shares to be issued	40,000
10/16/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	3,500
Number of options/warrants/ shares outstanding as of 12/31/2019	3,500
Maximum of shares to be issued	3,500
Subscription price | $ / shares	$ 15.30
12/16/2019 [member] | SO [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	53,100
Number of options/warrants/ shares outstanding as of 12/31/2019	53,100
Maximum of shares to be issued	53,100
Subscription price | $ / shares	$ 15.80
12/20/2019 [member] | AGA [member]
Disclosure of classes of share capital [line items]
Number of options/warrants/ shares granted	23,600
Number of options/warrants/ shares outstanding as of 12/31/2019	23,600
Maximum of shares to be issued	23,600